Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (2,275,701,545)	$ (2,278,331,266)	$ (2,280,627,568)
Reserve for Corporate Reorganization [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Reorganization of Renewable Assets [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(910,437,224)	(910,437,224)	(910,437,224)
Reserves" Reorganization of Renewable Assets" [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(407,354,462)	(407,354,462)	(407,354,462)
Hyperinflation Argentina [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	13,222,164	11,216,652	8,939,332
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 7,645,052	$ 7,020,843	$ 7,001,861